Nature of the Business and Basis of Presentation (Details)		3 Months Ended	6 Months Ended
	Apr. 12, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) segment $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Jan. 26, 2022 $ / shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in usd per share) | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001
Number of operating segments | segment			1
Retained earnings (accumulated deficit)		$ 317,112,000	$ 317,112,000		$ 283,833,000
Net cash used in operating activities			23,891,000	$ 26,313,000
Cash and cash equivalents		25,605,000	25,605,000		$ 23,476,000
Convertible Debt | Secured Convertible Notes
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 30,000,000	30,000,000.0	$ 30,000,000.0
Proceeds from issuance of secured notes	$ 27,600,000	$ 27,600,000
Variable rate (as a percent)	6.50%
Debt instrument interest rate in event of default (as a percent)	0.040
Maximum amount outstanding allowed	$ 50,000,000
Convertible Debt | Maximum | Secured Convertible Notes
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, face amount	$ 50,000,000
Common Class A
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value (in usd per share) | $ / shares						$ 0.0001